Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable at March 31, 2018 and December 31, 2017 consists of the following:

	March 31, 018	December 31, 2017
Dated September 15, 2017	$412,500	$387,500
Dated December 8, 2017	185,292	92,646
Dated December 8, 2017	185,292	92,646
Dated March 15, 2018	100,000	-
Total convertible notes payable	883,084	572,792

Less: Unamortized debt discount	(106,718)	(164,545)
Total convertible notes	776,366	408,247

Less: current portion of convertible notes	776,366	408,247
Long-term convertible notes	$-	$-

For the three months ended March 31, 2018 and 2017, the Company recognized interest expense of $24,831 and $0 and amortization of discount, included in interest expense, of $123,119 and $0, respectively.

September 15, 2017 Note

On September 15, 2017, the Company entered into the promissory note agreement with SBI Investments LLC (“SBI”) for loans up to a maximum of $1,250,000, together with interest at the rate of 8% per annum. The consideration to the Company for this promissory note is up to $1,000,000, resulting in a potential original issuance discount (“OID”) of up to $250,000. The maturity date for each tranche funded shall be six months from the effective date of the respective payment date. The promissory note may be converted into shares of the Company’s common stock at any time on or after the occurrence of an event of default. The conversion price shall be the 60% multiplied by the lowest trading price during the 30 trading days period ending, in holder’s sole discretion on each conversion, on either (i) the last complete trading day prior to the conversion date or (ii) the conversion date. All terms of the note, including but not limited to interest rate, prepayment terms, conversion discount or look-back period will be adjusted downward if the Company offers more favorable terms to another party, while this note is in effect.

An initial promissory note of $200,000 was issued on September 15, 2017 and the Company received cash of $150,000 and recognized OID of $40,000 and financing cost of $10,000 as debt discount.

On November 14, 2017, the Company issued an additional promissory note of $187,500 and received cash of $150,000 and recognized OID of $37,500 as debt discount.

On March 30, 2018, the Company entered into an amendment of this note as it was originally due March 15, 2018, which indicates that a $200,000 tranche is now eligible for conversion at a discount to market. The Company agreed to pay $25,000 to SBI for each 30-day extension as consideration. The extension amount is automatically added to the face value of the note after each 30-day period. SBI has agreed to a minimum of a 3-month extension under these same terms. The Company determined this amendment was a debt extinguishment and recognized $25,000 as a loss on debt extinguishment.

As at March 31, 2018, the Company has determined that there is no reset for the conversion terms of the note.

December 8, 2017 Note

On December 8, 2017, the Company entered into the promissory note agreement with LG Capital Funding, LLC (“LG”) for loans totaling $185,292. The consideration to the Company is $158,824 resulting in a 15% OID. The maturity date for each note is six months from the date of issuance. The Company shall pay a one-time interest charge of 9% of the principal amount for each note. The notes may be converted at any time after the maturity date. The conversion price shall be 75% multiplied by the lowest trading price during the 10 prior trading days period ending on either (i) the last complete trading day prior to conversion date or (ii) the conversion date. All terms of the note, including but not limited to interest rate, prepayment terms, conversion discount or look-back period will be adjusted downward if the Company offers more favorable terms to another party, while this note is in effect. As additional consideration for the purchase of the notes, the Company issued to LG 121,903 shares of our common stock each on January 13, 2018 and February 1, 2018, for a total of 243,806 shares, with a value equal to $46,323, based on the previous day closing price.

The first note of $92,646 was issued on December 8, 2017. The Company received cash of $75,000 and recognized OID of $13,234 and financing cost of $4,412 as debt discount. The one-time interest charge of 9% of the principal amount of the note was due on January 1, 2018. In addition, the Company recorded $46,323 as debt discount for the issuance of the common shares.

On January 10, 2018, LG funded their “back end note” which is the second half commitment from the agreements. The Company received cash of $75,000 and recognized OID of $13,234 and financing cost of $4,412 as debt discount. The one-time interest charge of 9% of principal amount of the note was due on February 1, 2018.

As of March 31, 2018, as a result of reset features the conversion price shall be 60% multiplied by the lowest traded price during the 10 prior trading day period ending on either (i) the last complete trading day prior to the conversion date or (ii) the conversion date.

December 8, 2017 Note

On December 8, 2017, the Company entered into the promissory note agreement with Cerberus Finance Group Ltd. (“Cerberus”) for loans totaling $185,292. The consideration to the Company is $158,824 resulting in a 15% OID. The maturity date for each note is six months from the date of issuance. The Company shall pay a one-time interest charge of 9% of the principal amount for each note. The notes may be converted at any time after the Maturity Date. The conversion price shall be the 75% multiplied by the lowest trading price during the 10 prior trading days period ending on either (i) the last complete trading day prior to conversion date or (ii) the conversion date. All terms of the note, including but not limited to interest rate, prepayment terms, conversion discount or look-back period will be adjusted downward if the Company offers more favorable terms to another party, while this note is in effect. As additional consideration for the purchase of the notes, the Company issued to Cerberus 121,903 shares of our common stock each on January 13, 2018 and February 1, 2018, for a total of 243,806 shares, with a value equal to $46,323, based on the previous day closing price.

The first note of $92,646 was issued on December 8, 2017. The Company received cash of $75,000 and recognized OID of $13,234 and financing cost of $4,412 as debt discount. The one-time interest charge of 9% of the amount of the Note was due on January 1, 2018. In addition, the Company recorded $46,323 as debt discount for the issuance of the common shares.

On January 11, 2018, Cerberus funded their “back end note” which is the second half commitment from the agreements. The Company received cash of $75,000 and recognized OID of $13,234 and financing cost of $4,412 as debt discount. The one-time interest charge of 9% of the principal amount of the note was due on February 1, 2018.

As of March 31, 2018, as a result of reset features the conversion price shall be 60% multiplied by the lowest traded price during the 10 prior trading day period ending on either (i) the last complete trading day prior to the conversion date or (ii) the conversion date.

March 15, 2018 Note

On March 14, 2018, the Company entered into a into the promissory note agreement with Eagle Equities, LLC (“Eagle”) for loans totaling totaling $100,000. The consideration to the Company is $95,000 resulting in a 5% OID. The maturity date of each note is one year from the date of issuance. The notes carry an interest rate of 12% per annum and interest payments are to be made in common shares of the Company. The conversion price of the note is 60% multiplied by the lowest trading price of the Common Stock for the ten prior trading days and the holder can convert the note at the earlier of an uncured default or 181 days from issuance. The note may be redeemed by the Company at rates ranging from 105% to 130% depending on the redemption date provided that no redemption is allowed after the 180th day. All terms of the note, including but not limited to interest rate, prepayments terms, conversion discount or look-back period will be adjusted downward if the Company offers more favorable terms to another part, while this note is in effect. As additional consideration, the Company is to issue to Eagles Equities, LLC shares of common stock with a value equal to 25% of each note, determined at the time of signing of each note.

The first note of $50,000 was issued on March 15, 2018. The Company received cash of $47,500 and recognized financing cost of $2,500 as debt discount. The Company issued to Eagle Equities, LLC 137,363 shares of common stock with a value equal to $12,500. Eagle Equities has LLC has not yet funded the back end note for the remaining $50,000 at this time.

March 15, 2018 Note

On March 14, 2018, the Company entered into a into the promissory note agreement with with Adar Bays Capital, LLC (“Adar Bays Capital”) for loans totaling totaling $100,000. The consideration to the Company is $95,000 resulting in a 5% OID. The maturity date of each note is one year from the date of issuance. The notes carry an interest rate of 12% per annum and interest payments are to be made in common shares of the Company. The conversion price of the note is 60% multiplied by the lowest trading price of the Common Stock for the ten prior trading days and the holder can convert the note at the earlier of an uncured default or 181 days from issuance. The note may be redeemed by the Company at rates ranging from 105% to 130% depending on the redemption date provided that no redemption is allowed after the 180th day. All terms of the note, including but not limited to interest rate, prepayment terms, conversion discount or look-back period will be adjusted downward in the Company offers more favorable terms to another party, while this note is in effect. As additional consideration, the Company is to issue to Adar Bays Capital shares of common stock with a value equal to 25% of each note, determine at the time of signing of each note.

The first note of $50,000 was issued on March 15, 2018. The Company received cash of $47,500 and recognized financing cost of $2,500 as debt discount. The Company issued to Adar Bays Capital 137,363 shares of our common stock with a value equal to $12,500. Adar Bays Capital, LLC has not yet funded the back end note for the remaining $50,000 at this time

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable at December 31, 2017 and 2016 consists of the following:

	December 31, 2017	December 31, 2016
Dated September 15, 2017	$387,500	$-
Dated December 8, 2017	92,646	-
Dated December 12, 2017	92,646	-
Total convertible notes payable, gross	572,792	-

Less: Unamortized debt discount	(164,545)	-
Total convertible notes	408,247	-

Less: current portion of convertible notes payable, net	408,247	-
Long-term convertible notes payable	$-	$-

For the years ended December 31, 2017 and 2016, the Company recognized interest expense of $8,348 and $0 and amortization of discount, included in interest expense, of $50,893 and $0, respectively.

September 2017 Note

On September 15, 2017, the Company entered into the promissory note agreement with SBI Investments LLC (“SBI”) for loans up to a maximum of $1,250,000, together with interest at the rate of 8% per annum. The consideration to the Company for this promissory note is up to $1,000,000, resulting in a potential original issuance discount (“OID”) of up to $250,000. The maturity date for each tranche funded shall be six months from the effective date of the respective payment date. The promissory note may be converted into shares of the Company’s common stock at any time on or after the occurrence of an event of default. The conversion price shall be the 60% multiplied by the lowest trading price during the 30 trading days period ending, in holder’s sole discretion on each conversion, on either (i) the last complete trading day prior to the conversion date or (ii) the conversion date.

An initial promissory note of $200,000 was issued on September 15, 2017 and the Company received cash of $150,000 and recognized OID of $40,000 and financing cost of $10,000 as debt discount.

On November 14, 2017, the Company issued an additional promissory note of $187,500 and received cash of $150,000 and recognized OID of $37,500 as debt discount.

December 8, 2017 Note

On December 8, 2017, the Company entered into the promissory note agreement with LG Capital Funding, LLC (“LG”) for loans totaling $185,292. The consideration to the Company is $158,824 resulting in a 15% OID. The maturity date for each note is six months from the date of issuance. The Company shall pay a one-time interest charge of 9% of the principal amount for each note. The notes may be converted at any time after the maturity date. The conversion price shall be 75% multiplied by the lowest trading price during the 10 prior trading days period ending. As additional consideration for the purchase of the notes, the Company shall issue to LG shares of our common stock on January 13, 2018 and February 1, 2018, with a value equal to $23,162, based on the previous day closing price.

The first note of $92,646 was issued on December 8, 2017. The Company received cash of $75,000 and recognized OID of $13,234 and financing cost of $4,412 as debt discount. The one-time interest charge of 9% of the principal amount of the note was due on January 1, 2018. In addition, the Company recorded $46,323 as debt discount and common stock to be issued for the shares of common stock to be issued in 2018. As of the date of the filing of this report, the shares have not been issued.

December 8, 2017 Note

On December 8, 2017, the Company entered into the promissory note agreement with Cerberus Finance Group Ltd. (“Cerberus”) for loans totaling $185,292. The consideration to the Company is $158,824 resulting in a 15% OID. The maturity date for each note is six months from the date of issuance. The Company shall pay a one-time interest charge of 9% of the principal amount for each note. The notes may be converted at any time after the Maturity Date. The conversion price shall be the 75% multiplied by the lowest trading price during the 10 prior trading days period ending. As additional consideration for the purchase of the Notes, the Company shall issue to Cerberus shares of our common stock on January 13, 2018 and February 1, 2018, with a value equal to $23,162, based on the previous day closing price.

The first note of $92,646 was issued on December 8, 2017. The Company received cash of $75,000 and recognized OID of $13,234 and financing cost of $4,412 as debt discount. The one-time interest charge of 9% of the amount of the Note was due on January 1, 2018. In addition, the Company recorded $46,323 as debt discount and as common stock to be issued for the common stock to be issued in 2018. As of the date of the filing of this report, the shares have not been issued.